Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
FREYR AS
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of the condensed consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the condensed consolidated financial statements and accompanying notes. On an ongoing basis, the Company evaluates its estimates, including those related to the valuation of preferred shares, among others. The Company bases these estimates on historical experiences and on various other assumptions that it believes are reasonable under the circumstances, the results of which form the basis for making judgments about the carrying amounts of assets and liabilities that are not readily apparent from other sources. Actual results may differ materially from these estimates.

Unaudited Condensed Consolidated Financial Statements

The accompanying interim condensed consolidated balance sheet as of March 31, 2021, the interim condensed consolidated statements of operations and comprehensive loss for the three months ended March 31, 2021 and 2020, the interim condensed consolidated statement of shareholders’ equity for the three months ended March 31, 2021 and 2020, and the interim condensed consolidated statements of cash flows for the three months ended March 31, 2021 and 2020, are unaudited. The unaudited interim condensed consolidated financial statements have been prepared on the same basis as the audited annual consolidated financial statements and, in management’s opinion, include all adjustments, consisting of only normal recurring adjustments necessary for the fair statement of the Company’s financial position as of March 31, 2021 and its results of operations and cash flows for the three months ended March 31, 2021 and 2020. The financial data and other financial information disclosed in the notes to these condensed consolidated financial statements related to the three-month periods are also unaudited. The results of operations for the three months ended March 31, 2021 are not necessarily indicative of the results to be expected for the full fiscal year or any other period. Although the consolidated balance sheet as of December 31, 2020 was derived from the audited annual consolidated financial statements as of December 31, 2020, these interim condensed consolidated financial statements do not contain all of the footnote disclosures from the annual consolidated financial statements.

These unaudited interim condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and the related notes included in the Company’s annual financial statements for the fiscal year ended December 31, 2020.

Significant Risk and Uncertainties

The Company is subject to those risks common in the renewable energy and manufacturing industries and also those risks common to early stage development companies, including, but not limited to, the possibility of not being able to successfully develop or market its products, the ability to obtain or maintain licenses and permits to support future business, competition, dependence on key personnel and key external alliances, loss of its grant contributor, the ability to maintain and establish relationships with current and future vendors and suppliers, the successful protection of its proprietary technologies, the possibility of the factory development being disrupted, compliance with government regulations, and the possibility of not being able to obtain additional financing when needed.

Restricted Cash

Restricted cash consists of funds held in a restricted account for payment of income tax withholdings to the Norwegian government, payable every other month.

Fair Value Measurement

The Company follows the accounting guidance in ASC 820, Fair Value Measurement, for its fair value measurements of financial assets and liabilities measured at fair value on a recurring basis. Fair value is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

Fair value measurements of assets and liabilities are categorized based on the following hierarchy:

Level 1 — Fair value determined based on quoted prices in active markets for identical assets or liabilities.

Level 2 — Fair value determined using significant observable inputs, such as quoted prices for similar assets or liabilities or quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability, or inputs that are derived principally from or corroborated by observable market data, by correlation or other means.

Level 3 — Fair value determined using significant unobservable inputs, such as pricing models, discounted cash flows, or similar techniques.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

For the nine convertible notes issued in 2020 (“2020 Convertible Notes”), the Company has elected the fair value option. Such election is irrevocable and is applied on an instrument-by-instrument basis at initial recognition. Any changes in the fair value of these securities are recognized in the consolidated statements of operations and comprehensive loss. Interest expense on the 2020 Convertible Notes for which the fair value option has been elected is based on stated interest rates and is recorded as interest expense within the consolidated statements of operations and comprehensive loss.

2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. On an ongoing basis, the Company evaluates its estimates, including those related to the valuation of ordinary shares and the warrant liability, among others. The Company bases these estimates on historical experiences and on various other assumptions that it believes are reasonable under the circumstances, the results of which form the basis for making judgments about the carrying amounts of assets and liabilities that are not readily apparent from other sources. Actual results may differ materially from these estimates.

Segment Information

The Company is focused on the development of lithium-ion batteries as its primary business and the Company’s Chief Executive Officer (“CEO”), who is the chief operating decision-maker, manages the Company’s operations as a single operating segment for purposes of allocating resources and evaluating financial performance.

Significant Risk and Uncertainties

The Company is subject to those risks common in the renewable energy and manufacturing industries and also those risks common to early stage development companies, including, but not limited to, the possibility of not being able to successfully develop or market its products, the ability to obtain or maintain licenses and permits to support future business, competition, dependence on key personnel and key external alliances, loss of its grant contributor, the ability to maintain and establish relationships with current and future vendors and suppliers, the successful protection of its proprietary technologies, the possibility of the factory development being disrupted, compliance with government regulations, and the possibility of not being able to obtain additional financing when needed.

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to credit risk consist principally of cash and cash equivalents. The Company seeks to mitigate its credit risk with respect to cash and cash equivalents by making deposits with large, reputable financial institutions.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand and current balances with banks and similar institutions. As of December 31, 2020 and 2019, cash and cash equivalents were $14,749 thousand and $179 thousand, respectively.

Restricted Cash

Restricted cash consists of funds held in a restricted account for payment of income tax withholdings to the Norwegian government, payable every other month. As of December 31, 2020 and 2019, restricted cash was $196 thousand and $78 thousand, respectively.

Fair Value Measurement

The Company follows the accounting guidance in ASC 820, Fair Value Measurement, for its fair value measurements of financial assets and liabilities measured at fair value on a recurring basis. Fair value is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

Fair value measurements of assets and liabilities are categorized based on the following hierarchy:

Level 1 — Fair value determined based on quoted prices in active markets for identical assets or liabilities.

Level 2 — Fair value determined using significant observable inputs, such as quoted prices for similar assets or liabilities or quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability, or inputs that are derived principally from or corroborated by observable market data, by correlation or other means.

Level 3 — Fair value determined using significant unobservable inputs, such as pricing models, discounted cash flows, or similar techniques.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

For the nine convertible notes issued in 2020 (“2020 Convertible Notes”), the Company has elected the fair value option. Such election is irrevocable and is applied on an instrument-by-instrument basis at initial recognition. Any changes in the fair value of these securities are recognized in the consolidated statements of operations and comprehensive loss. Interest expense on the 2020 Convertible Notes for which the fair value option has been elected is based on stated interest rates and is recorded as interest expense within the consolidated statements of operations and comprehensive loss.

VAT Receivable

The Company was registered for Value Added Tax (“VAT”) deduction as of May 1, 2019 for income tax purposes. The Company accounts for any VAT paid on invoices for goods or services purchased from suppliers as a VAT receivable. Periodically, the net VAT balance is calculated as either due to or due from the Norwegian Tax Administration (“NTA”). As the Company does not have any revenues, no VAT payable has been recognized. As of December 31, 2020 and 2019, the VAT receivable was $442 thousand and $183 thousand, respectively.

Property and Equipment

Property and equipment is recorded at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful life of the related asset, which ranges from two to five years.

Maintenance and repairs are charged to expense as incurred and improvements are capitalized. When assets are retired or otherwise disposed of, the cost and accumulated depreciation are removed from the accounts and any resulting gain or loss is reflected in the accompanying consolidated statements of operations and comprehensive loss.

Leases

The Company accounts for its leases under ASC 840, Leases. Under this guidance, lessees classify arrangements meeting the definition of a lease as either operating or capital leases. Leases are classified as capital leases whenever the terms of the lease transfer substantially all of the risks and rewards of ownership to the lessee. All other leases are recorded as operating leases. As of December 31, 2020, all of the Company’s leases were operating leases. The Company recognizes rent expense on a straight-line basis over the lease term.

Grants

The Company recognizes grants received as other income over the periods in which the related costs are incurred and the conditions for receiving the grant have been fulfilled, assuming no restrictions apply with respect to the potential repayment of the grants. If the grants become repayable, the repayment will be first applied against any related unamortized deferred income and the excess will be recorded as an expense.

Research and Development Cost

Costs related to research and development are expensed as incurred. Research and development expenses consist primarily of compensation to employees engaged in research and development activities, internal and external engineering, supplies and services, and contributions to research institutions.

Foreign Currency Translation and Transaction Gains and Losses

The functional currency of the Company is its local currency. The Company’s consolidated financial statements have been translated from its functional currency into the presentation currency, U.S. dollars, in accordance with U.S. GAAP. Assets and liabilities are translated at the foreign exchange rates as of the balance sheet dates presented and revenue and expenses are translated at the average foreign exchange rates for the periods presented. Components of equity outside of accumulated other comprehensive income (loss) are translated at the applicable foreign exchange rates as of the dates on which the transaction occurred. Currency translation adjustments are recorded as a component of other comprehensive income (loss). Transaction gains and losses recognized as a result of transactions denominated in a currency other than the functional currency are included in foreign currency transaction gain (loss) on the consolidated statements of operations and comprehensive loss. For the years ended December 31, 2020 and 2019, a net transaction gain of $38 thousand and a net transaction loss of $9 thousand, respectively, was recognized.

Share-Based Compensation

The Company measures and recognizes compensation expense for all equity-based awards made to employees, directors, and non-employees, including share options, based on estimated fair values recognized over the requisite service period in accordance with ASC 718, Stock-Based Compensation. Share-based payments, including grants of share options, are recognized in the consolidated statements of operations and comprehensive loss as general and administrative expense. The Company recognizes compensation expense for all equity-based employee awards with service-based vesting requirements on a straight-line basis over the requisite service period of the awards, which is generally the award’s vesting period. These amounts are reduced by forfeitures as the forfeitures occur.

Defined Contribution Plan

The Company is obligated to have an occupational pension scheme under the Mandatory Occupational Pensions Act. The Company’s pension plan (“Pension Plan”) is a defined contribution plan, in which the costs are recognized as pension expense, within general and administrative expense in the consolidated statements of operations and comprehensive loss. The Company contributes 5% of each employees’ salary for amounts up to 7.1 times “G”, an amount established by the NTA that is effective on May 1 of each year, and then contributes 11.4% for amounts between 7.1 and 12 times “G”. “G” was NOK 97 thousand from May 1, 2018 to April 30, 2019, NOK 100 thousand from May 1, 2019 to April 30, 2020, and NOK 101 thousand from May 1, 2020 to April 30, 2021. Further contribution by employees is voluntary. For the years ended December 31, 2020 and 2019, the Company recognized general and administrative expense of $84 thousand and $10 thousand, respectively, for contributions to the Pension Plan.

Income Taxes

The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the consolidated financial statements. Under this method, deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the carrying amounts of assets and liabilities for income tax purposes and operating losses carried forward, measured by applying tax rates based on currently enacted tax laws.

Valuation allowances are calculated, when necessary, to reduce the net deferred tax assets to an amount that is more likely than not to be realized. Changes in the valuation allowances occurring in subsequent periods are included in the consolidated statements of operations and comprehensive loss.

The Company recognizes uncertain tax positions based upon its estimate of whether, and the extent to which, additional taxes will be due when such estimates are more likely than not to be sustained. Uncertain income tax positions are not recognized if there is less than a 50% likelihood of being sustained.

Emerging Growth Company

Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies, but any such election to opt out is irrevocable. The Company qualifies as an emerging growth company, as defined in the JOBS Act, and therefore intends to take advantage of certain exemptions from various public company reporting requirements, including delaying adoption of new or revised accounting standards until those standards apply to private companies. The effective dates shown below reflect the election to use the extended transition period.

Recently Issued Accounting Pronouncements

In August 2020, the FASB issued ASU 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which is intended to simplify the accounting for convertible instruments by removing certain separation models and amending the disclosure requirements. ASU 2020-06 amends the guidance on the derivatives scope exception for contracts in an entity’s own equity and improves the consistency of the earnings per share calculations across entities by requiring entities to use the if-converted method to calculate diluted earnings per share for convertible instruments. This guidance is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is not permitted before fiscal years beginning after December 15, 2020. The Company is currently evaluating the impact of this standard on its consolidated financial statements.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which is intended to simplify various aspects related to accounting for income taxes. ASU 2019-12 removes certain exceptions to the general principles in ASC 740 and also clarifies and amends existing guidance to improve consistent application. This guidance is effective for the Company beginning January 1, 2022 and interim periods within fiscal years beginning after December 15, 2022, with early adoption permitted. The Company is currently evaluating the impact of this standard on its consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. In July 2018, ASU 2018-10, Codification Improvements to Topic 842, Leases, was issued to provide more detailed guidance and additional clarification for implementing ASU 2016-02. Furthermore, in July 2018, the FASB issued ASU 2018-11, Leases (Topic 842): Targeted Improvements, which provides an optional transition method in addition to the existing modified retrospective transition method by allowing a cumulative effect adjustment to the opening balance of retained earnings in the period of adoption. Furthermore, in March 2019, the FASB issued ASU 2019-01, Leases (Topic 842): Codification Improvements, which clarifies transition disclosure requirements and in June 2020, the FASB issued ASU 2020-05, Revenue from Contracts with Customers (Topic 606) and Leases (Topic 842): Effective Dates for Certain Entities, which updates the effective dates for certain entities. This guidance is effective for the Company for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. The Company is currently evaluating the effect of the adoption of this guidance.

Adoption of Accounting Pronouncements

In April 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. ASU 2020-04 provides optional expedients and exceptions in applying the guidance for contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued as a result of reference rate reform. The expedients and exceptions do not apply to contract modifications made and hedging relationships entered into or evaluated after December 31, 2022, except for hedging relationships existing as of December 31, 2022, that an entity has elected certain optional expedients for and that are retained through the end of the hedging relationship. This guidance was effective upon issuance on March 12, 2020 and can be applied through December 31, 2022. The Company adopted this guidance as of March 12, 2020. Adoption of the standard did not have a material impact on the consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement, which modifies the disclosure requirements on fair value measurements in ASC 820, Fair Value Measurement. ASU 2018-13 removes from, modifies and adds into ASC 820 certain disclosure requirements. The amendments from ASU 2018-13 are effective for all fiscal years, and interim periods within those years, beginning after December 15, 2019. The Company adopted this guidance as of January 1, 2020. Adoption of the standard did not have a material impact on the consolidated financial statements.

Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of the condensed consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the condensed consolidated financial statements and accompanying notes. On an ongoing basis, the Company evaluates its estimates, including those related to the valuation of preferred shares, among others. The Company bases these estimates on historical experiences and on various other assumptions that it believes are reasonable under the circumstances, the results of which form the basis for making judgments about the carrying amounts of assets and liabilities that are not readily apparent from other sources. Actual results may differ materially from these estimates.

Unaudited Condensed Consolidated Financial Statements

The accompanying interim condensed consolidated balance sheet as of March 31, 2021, the interim condensed consolidated statements of operations and comprehensive loss for the three months ended March 31, 2021 and 2020, the interim condensed consolidated statement of shareholders’ equity for the three months ended March 31, 2021 and 2020, and the interim condensed consolidated statements of cash flows for the three months ended March 31, 2021 and 2020, are unaudited. The unaudited interim condensed consolidated financial statements have been prepared on the same basis as the audited annual consolidated financial statements and, in management’s opinion, include all adjustments, consisting of only normal recurring adjustments necessary for the fair statement of the Company’s financial position as of March 31, 2021 and its results of operations and cash flows for the three months ended March 31, 2021 and 2020. The financial data and other financial information disclosed in the notes to these condensed consolidated financial statements related to the three-month periods are also unaudited. The results of operations for the three months ended March 31, 2021 are not necessarily indicative of the results to be expected for the full fiscal year or any other period. Although the consolidated balance sheet as of December 31, 2020 was derived from the audited annual consolidated financial statements as of December 31, 2020, these interim condensed consolidated financial statements do not contain all of the footnote disclosures from the annual consolidated financial statements.

These unaudited interim condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and the related notes included in the Company’s annual financial statements for the fiscal year ended December 31, 2020.

Significant Risk and Uncertainties

The Company is subject to those risks common in the renewable energy and manufacturing industries and also those risks common to early stage development companies, including, but not limited to, the possibility of not being able to successfully develop or market its products, the ability to obtain or maintain licenses and permits to support future business, competition, dependence on key personnel and key external alliances, loss of its grant contributor, the ability to maintain and establish relationships with current and future vendors and suppliers, the successful protection of its proprietary technologies, the possibility of the factory development being disrupted, compliance with government regulations, and the possibility of not being able to obtain additional financing when needed.

Restricted Cash

Restricted cash consists of funds held in a restricted account for payment of income tax withholdings to the Norwegian government, payable every other month.

Fair Value Measurement

The Company follows the accounting guidance in ASC 820, Fair Value Measurement, for its fair value measurements of financial assets and liabilities measured at fair value on a recurring basis. Fair value is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

Fair value measurements of assets and liabilities are categorized based on the following hierarchy:

Level 1 — Fair value determined based on quoted prices in active markets for identical assets or liabilities.

Level 2 — Fair value determined using significant observable inputs, such as quoted prices for similar assets or liabilities or quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability, or inputs that are derived principally from or corroborated by observable market data, by correlation or other means.

Level 3 — Fair value determined using significant unobservable inputs, such as pricing models, discounted cash flows, or similar techniques.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

For the nine convertible notes issued in 2020 (“2020 Convertible Notes”), the Company has elected the fair value option. Such election is irrevocable and is applied on an instrument-by-instrument basis at initial recognition. Any changes in the fair value of these securities are recognized in the consolidated statements of operations and comprehensive loss. Interest expense on the 2020 Convertible Notes for which the fair value option has been elected is based on stated interest rates and is recorded as interest expense within the consolidated statements of operations and comprehensive loss.

2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. On an ongoing basis, the Company evaluates its estimates, including those related to the valuation of ordinary shares and the warrant liability, among others. The Company bases these estimates on historical experiences and on various other assumptions that it believes are reasonable under the circumstances, the results of which form the basis for making judgments about the carrying amounts of assets and liabilities that are not readily apparent from other sources. Actual results may differ materially from these estimates.

Segment Information

The Company is focused on the development of lithium-ion batteries as its primary business and the Company’s Chief Executive Officer (“CEO”), who is the chief operating decision-maker, manages the Company’s operations as a single operating segment for purposes of allocating resources and evaluating financial performance.

Significant Risk and Uncertainties

The Company is subject to those risks common in the renewable energy and manufacturing industries and also those risks common to early stage development companies, including, but not limited to, the possibility of not being able to successfully develop or market its products, the ability to obtain or maintain licenses and permits to support future business, competition, dependence on key personnel and key external alliances, loss of its grant contributor, the ability to maintain and establish relationships with current and future vendors and suppliers, the successful protection of its proprietary technologies, the possibility of the factory development being disrupted, compliance with government regulations, and the possibility of not being able to obtain additional financing when needed.

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to credit risk consist principally of cash and cash equivalents. The Company seeks to mitigate its credit risk with respect to cash and cash equivalents by making deposits with large, reputable financial institutions.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand and current balances with banks and similar institutions. As of December 31, 2020 and 2019, cash and cash equivalents were $14,749 thousand and $179 thousand, respectively.

Restricted Cash

Restricted cash consists of funds held in a restricted account for payment of income tax withholdings to the Norwegian government, payable every other month. As of December 31, 2020 and 2019, restricted cash was $196 thousand and $78 thousand, respectively.

Fair Value Measurement

The Company follows the accounting guidance in ASC 820, Fair Value Measurement, for its fair value measurements of financial assets and liabilities measured at fair value on a recurring basis. Fair value is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

Fair value measurements of assets and liabilities are categorized based on the following hierarchy:

Level 1 — Fair value determined based on quoted prices in active markets for identical assets or liabilities.

Level 2 — Fair value determined using significant observable inputs, such as quoted prices for similar assets or liabilities or quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability, or inputs that are derived principally from or corroborated by observable market data, by correlation or other means.

Level 3 — Fair value determined using significant unobservable inputs, such as pricing models, discounted cash flows, or similar techniques.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

For the nine convertible notes issued in 2020 (“2020 Convertible Notes”), the Company has elected the fair value option. Such election is irrevocable and is applied on an instrument-by-instrument basis at initial recognition. Any changes in the fair value of these securities are recognized in the consolidated statements of operations and comprehensive loss. Interest expense on the 2020 Convertible Notes for which the fair value option has been elected is based on stated interest rates and is recorded as interest expense within the consolidated statements of operations and comprehensive loss.

VAT Receivable

The Company was registered for Value Added Tax (“VAT”) deduction as of May 1, 2019 for income tax purposes. The Company accounts for any VAT paid on invoices for goods or services purchased from suppliers as a VAT receivable. Periodically, the net VAT balance is calculated as either due to or due from the Norwegian Tax Administration (“NTA”). As the Company does not have any revenues, no VAT payable has been recognized. As of December 31, 2020 and 2019, the VAT receivable was $442 thousand and $183 thousand, respectively.

Property and Equipment

Property and equipment is recorded at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful life of the related asset, which ranges from two to five years.

Maintenance and repairs are charged to expense as incurred and improvements are capitalized. When assets are retired or otherwise disposed of, the cost and accumulated depreciation are removed from the accounts and any resulting gain or loss is reflected in the accompanying consolidated statements of operations and comprehensive loss.

Leases

The Company accounts for its leases under ASC 840, Leases. Under this guidance, lessees classify arrangements meeting the definition of a lease as either operating or capital leases. Leases are classified as capital leases whenever the terms of the lease transfer substantially all of the risks and rewards of ownership to the lessee. All other leases are recorded as operating leases. As of December 31, 2020, all of the Company’s leases were operating leases. The Company recognizes rent expense on a straight-line basis over the lease term.

Grants

The Company recognizes grants received as other income over the periods in which the related costs are incurred and the conditions for receiving the grant have been fulfilled, assuming no restrictions apply with respect to the potential repayment of the grants. If the grants become repayable, the repayment will be first applied against any related unamortized deferred income and the excess will be recorded as an expense.

Research and Development Cost

Costs related to research and development are expensed as incurred. Research and development expenses consist primarily of compensation to employees engaged in research and development activities, internal and external engineering, supplies and services, and contributions to research institutions.

Foreign Currency Translation and Transaction Gains and Losses

The functional currency of the Company is its local currency. The Company’s consolidated financial statements have been translated from its functional currency into the presentation currency, U.S. dollars, in accordance with U.S. GAAP. Assets and liabilities are translated at the foreign exchange rates as of the balance sheet dates presented and revenue and expenses are translated at the average foreign exchange rates for the periods presented. Components of equity outside of accumulated other comprehensive income (loss) are translated at the applicable foreign exchange rates as of the dates on which the transaction occurred. Currency translation adjustments are recorded as a component of other comprehensive income (loss). Transaction gains and losses recognized as a result of transactions denominated in a currency other than the functional currency are included in foreign currency transaction gain (loss) on the consolidated statements of operations and comprehensive loss. For the years ended December 31, 2020 and 2019, a net transaction gain of $38 thousand and a net transaction loss of $9 thousand, respectively, was recognized.

Share-Based Compensation

The Company measures and recognizes compensation expense for all equity-based awards made to employees, directors, and non-employees, including share options, based on estimated fair values recognized over the requisite service period in accordance with ASC 718, Stock-Based Compensation. Share-based payments, including grants of share options, are recognized in the consolidated statements of operations and comprehensive loss as general and administrative expense. The Company recognizes compensation expense for all equity-based employee awards with service-based vesting requirements on a straight-line basis over the requisite service period of the awards, which is generally the award’s vesting period. These amounts are reduced by forfeitures as the forfeitures occur.

Defined Contribution Plan

The Company is obligated to have an occupational pension scheme under the Mandatory Occupational Pensions Act. The Company’s pension plan (“Pension Plan”) is a defined contribution plan, in which the costs are recognized as pension expense, within general and administrative expense in the consolidated statements of operations and comprehensive loss. The Company contributes 5% of each employees’ salary for amounts up to 7.1 times “G”, an amount established by the NTA that is effective on May 1 of each year, and then contributes 11.4% for amounts between 7.1 and 12 times “G”. “G” was NOK 97 thousand from May 1, 2018 to April 30, 2019, NOK 100 thousand from May 1, 2019 to April 30, 2020, and NOK 101 thousand from May 1, 2020 to April 30, 2021. Further contribution by employees is voluntary. For the years ended December 31, 2020 and 2019, the Company recognized general and administrative expense of $84 thousand and $10 thousand, respectively, for contributions to the Pension Plan.

Income Taxes

The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the consolidated financial statements. Under this method, deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the carrying amounts of assets and liabilities for income tax purposes and operating losses carried forward, measured by applying tax rates based on currently enacted tax laws.

Valuation allowances are calculated, when necessary, to reduce the net deferred tax assets to an amount that is more likely than not to be realized. Changes in the valuation allowances occurring in subsequent periods are included in the consolidated statements of operations and comprehensive loss.

The Company recognizes uncertain tax positions based upon its estimate of whether, and the extent to which, additional taxes will be due when such estimates are more likely than not to be sustained. Uncertain income tax positions are not recognized if there is less than a 50% likelihood of being sustained.

Emerging Growth Company

Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies, but any such election to opt out is irrevocable. The Company qualifies as an emerging growth company, as defined in the JOBS Act, and therefore intends to take advantage of certain exemptions from various public company reporting requirements, including delaying adoption of new or revised accounting standards until those standards apply to private companies. The effective dates shown below reflect the election to use the extended transition period.

Recently Issued Accounting Pronouncements

In August 2020, the FASB issued ASU 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which is intended to simplify the accounting for convertible instruments by removing certain separation models and amending the disclosure requirements. ASU 2020-06 amends the guidance on the derivatives scope exception for contracts in an entity’s own equity and improves the consistency of the earnings per share calculations across entities by requiring entities to use the if-converted method to calculate diluted earnings per share for convertible instruments. This guidance is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is not permitted before fiscal years beginning after December 15, 2020. The Company is currently evaluating the impact of this standard on its consolidated financial statements.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which is intended to simplify various aspects related to accounting for income taxes. ASU 2019-12 removes certain exceptions to the general principles in ASC 740 and also clarifies and amends existing guidance to improve consistent application. This guidance is effective for the Company beginning January 1, 2022 and interim periods within fiscal years beginning after December 15, 2022, with early adoption permitted. The Company is currently evaluating the impact of this standard on its consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. In July 2018, ASU 2018-10, Codification Improvements to Topic 842, Leases, was issued to provide more detailed guidance and additional clarification for implementing ASU 2016-02. Furthermore, in July 2018, the FASB issued ASU 2018-11, Leases (Topic 842): Targeted Improvements, which provides an optional transition method in addition to the existing modified retrospective transition method by allowing a cumulative effect adjustment to the opening balance of retained earnings in the period of adoption. Furthermore, in March 2019, the FASB issued ASU 2019-01, Leases (Topic 842): Codification Improvements, which clarifies transition disclosure requirements and in June 2020, the FASB issued ASU 2020-05, Revenue from Contracts with Customers (Topic 606) and Leases (Topic 842): Effective Dates for Certain Entities, which updates the effective dates for certain entities. This guidance is effective for the Company for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. The Company is currently evaluating the effect of the adoption of this guidance.

Adoption of Accounting Pronouncements

In April 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. ASU 2020-04 provides optional expedients and exceptions in applying the guidance for contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued as a result of reference rate reform. The expedients and exceptions do not apply to contract modifications made and hedging relationships entered into or evaluated after December 31, 2022, except for hedging relationships existing as of December 31, 2022, that an entity has elected certain optional expedients for and that are retained through the end of the hedging relationship. This guidance was effective upon issuance on March 12, 2020 and can be applied through December 31, 2022. The Company adopted this guidance as of March 12, 2020. Adoption of the standard did not have a material impact on the consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement, which modifies the disclosure requirements on fair value measurements in ASC 820, Fair Value Measurement. ASU 2018-13 removes from, modifies and adds into ASC 820 certain disclosure requirements. The amendments from ASU 2018-13 are effective for all fiscal years, and interim periods within those years, beginning after December 15, 2019. The Company adopted this guidance as of January 1, 2020. Adoption of the standard did not have a material impact on the consolidated financial statements.

CIK000178115 Alussa Energy Acquisition Corp
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying unaudited condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and in accordance with the instructions to Form 10-Q and Article 8 of Regulation S-X of the Securities and Exchange Commission (the “SEC”). Certain information or footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a complete presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying unaudited condensed financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented.

The accompanying unaudited condensed financial statements should be read in conjunction with the Company’s Amendment No. 1 on Form 10-K/A for the year ended December 31, 2020 as filed with the SEC on May 6, 2021, which contains the audited financial statements (as restated) and notes thereto. The financial information as of December 31, 2020 is derived from the audited financial statements (as restated) presented in the Company’s amended Annual Report on Form 10-K/A for the year ended December 31, 2020. The interim results for the three months ended March 31, 2021 are not necessarily indicative of the results to be expected for the year ending December 31, 2021 or for any future interim periods.

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statement with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates

The preparation of the condensed financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. The Company did not have any cash equivalents as of March 31, 2021 and December 31, 2020.

Marketable Securities Held in Trust Account

At March 31, 2021 and December 31, 2020, the assets held in the Trust Account were substantially held in a money market fund holding U.S. Treasury Bills, which are classified as trading securities in accordance with the guidance in Accounting Standards Codification (“ASC”) Topic 320 “Investments — Debt and Equity Securities.”

Ordinary Shares Subject to Possible Redemption

The Company accounts for its ordinary shares subject to possible redemption in accordance with the guidance in ASC Topic 480 “Distinguishing Liabilities from Equity.” Ordinary shares subject to mandatory redemption are classified as a liability instrument and are measured at fair value. Conditionally redeemable ordinary shares (including ordinary shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, ordinary shares are classified as shareholders’ equity. The Company’s ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, ordinary shares subject to possible redemption are presented at redemption value as temporary equity, outside of the shareholders’ equity section of the Company’s condensed balance sheets.

Income Taxes

The Company accounts for income taxes under ASC 740, “Income Taxes” (“ASC 740”). ASC 740 requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statement and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized.

ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of March 31, 2021 and December 31, 2020. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

The Company is considered an exempted Cayman Islands Company and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States. As such, the Company’s tax provision was zero for the period presented.

Net Income (Loss) Per Ordinary Share

Net income (loss) per ordinary share is computed by dividing net income (loss) by the weighted average number of ordinary shares outstanding for the period. The Company applies the two-class method in calculating earnings per share. Class A ordinary shares subject to possible redemption at March 31, 2021 and December 31, 2020, which are not currently redeemable and are not redeemable at fair value, have been excluded from the calculation of basic net income (loss) per ordinary share since such shares, if redeemed, only participate in their pro rata share of the Trust Account earnings. The Company has not considered the effect of warrants sold in the Initial Public Offering and the private placements to purchase 23,125,000 ordinary shares in the calculation of diluted net income (loss) per share, since the exercise of the warrants into ordinary shares is contingent upon the occurrence of future events. As a result, diluted net income (loss) per ordinary share is the same as basic net income (loss) per ordinary share for the period presented.

Reconciliation of Net Income (Loss) Per Ordinary Share

The Company’s net income (loss) is adjusted for the portion of income that is attributable to ordinary shares subject to possible redemption, as these shares only participate in the earnings of the Trust Account and not the income or losses of the Company. Accordingly, basic and diluted net income (loss) per ordinary share is calculated as follows:

	Three Months Ended
	March 31,
	2021	2020
Redeemable ordinary shares
Numerator:
Interest income attributable to redeemable ordinary shares	$3,038	$780,199
Net income attributable to redeemable ordinary shares	$3,038	$780,199

Denominator:
Weighted average redeemable ordinary shares outstanding, basic and diluted	23,470,955	24,391,533
Basic and diluted net income per redeemable ordinary share	$0.00	$0.03

Non-redeemable ordinary shares
Numerator:
Net income (loss)	$(30,918,750)	$8,943,386
Less: Net income attributable to redeemable ordinary shares	(3,038)	(780,199)
Net income (loss) attributable to non-redeemable ordinary shares	$(30,921,788)	$8,163,187

Denominator:
Weighted average non-redeemable ordinary shares outstanding, basic and diluted	12,466,545	11,545,967
Basic and diluted net income (loss) per non-redeemable ordinary share	$(2.48)	$0.71

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution which, at times may exceed the Federal Depository Insurance Coverage of $250,000. The Company has not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.

Fair Value of Financial Instruments

The Company follows the guidance in ASC 820, “Fair Value Measurement”, for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

See Note 8 for additional information on assets and liabilities measured at fair value.

Public Warrants and Private Placement Warrants

The Company evaluated the Public Warrants and Private Placement Warrants (collectively, “Warrants”, which are discussed in Note 1, Note 3, Note 4, Note 7 and Note 8) in accordance with ASC 815-40, “Derivatives and Hedging — Contracts in Entity’s Own Equity”, and concluded that a provision in the Warrant Agreement related to certain tender or exchange offers precludes the Warrants from being accounted for as components of equity. As the Warrants meet the definition of a derivative as contemplated in ASC 815, “Derivatives and Hedging”, the Warrants are recorded as derivative liabilities on the balance sheets and measured at fair value at inception (concurrent with or shortly after the date of the IPO) and at each reporting date in accordance with ASC 820, with changes in fair value recognized in the statements of operations in the period of change.

Recently Issued Accounting Standards

Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the accompanying condensed financial statements.

NOTE 3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying financial statements are presented in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC.

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statement with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates

The preparation of the financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. The Company did not have any cash equivalents as of December 31, 2020 and 2019.

Marketable Securities Held in Trust Account

At December 31, 2020, the assets held in the Trust Account were substantially held in U.S. Treasury Securities Money Market Fund. At December 31, 2019, the assets held in the Trust Account were substantially held in U.S. Treasury Bills.

Class A Ordinary Shares Subject to Possible Redemption

The Company accounts for its Class A ordinary shares subject to possible redemption in accordance with the guidance in Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” Class A ordinary shares subject to mandatory redemption are classified as a liability instrument and are measured at fair value. Conditionally redeemable ordinary shares (including ordinary shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, ordinary shares are classified as shareholders’ equity. The Company’s Class A ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, Class A ordinary shares subject to possible redemption are presented at redemption value as temporary equity, outside of the shareholders’ equity section of the Company’s balance sheets.

Income Taxes

The Company accounts for income taxes under ASC 740, “Income Taxes” (“ASC 740”). ASC 740 requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statement and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized.

ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2020 and 2019. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

The Company is considered an exempted Cayman Islands Company and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States. As such, the Company’s tax provision was zero for the period presented.

Net Income (Loss) Per Ordinary Share

Net loss per ordinary share is computed by dividing net income (loss) by the weighted average number of ordinary shares outstanding for the period. The Company applies the two-class method in calculating earnings per share. Class A ordinary shares subject to possible redemption at December 31, 2020 and 2019, which are not currently redeemable and are not redeemable at fair value, have been excluded from the calculation of basic net loss per ordinary share since such shares, if redeemed, only participate in their pro rata share of the Trust Account earnings. The Company has not considered the effect of warrants sold in the Initial Public Offering and the private placement to purchase 23,125,000 ordinary shares in the calculation of diluted loss per share, since the exercise of the warrants into ordinary shares is contingent upon the occurrence of future events. As a result, diluted net loss per ordinary share is the same as basic net loss per ordinary share for the period presented.

Reconciliation of Net Income (Loss) Per Ordinary Share

The Company’s net income (loss) is adjusted for the portion of income that is attributable to ordinary shares subject to possible redemption, as these shares only participate in the earnings of the Trust Account and not the income or losses of the Company. Accordingly, basic and diluted loss per ordinary share is calculated as follows:

		For the Period
		from June 13,
		2019 (Inception)
	Year Ended	through
	December 31,	December 31,
	2020	2019
	(As Restated)	(As Restated)
Redeemable ordinary shares
Numerator:
Interest income attributable to redeemable ordinary shares	$1,635,750	$246,606
Net income attributable to redeemable ordinary shares	$1,635,750	$246,606

Denominator:
Weighted average redeemable ordinary shares outstanding, basic and diluted	24,958,411	3,820,067
Basic and diluted net income per redeemable ordinary share	$0.07	$0.06

Non-redeemable ordinary shares
Numerator:
Net loss	$(7,580,615)	$(4,779,782)
Less: Net income attributable to redeemable ordinary shares	(1,635,750)	(246,606)
Net loss attributable to non-redeemable ordinary shares	$(9,216,365)	$(5,026,389)

Denominator:
Weighted average non-redeemable ordinary shares outstanding, basic and diluted	10,979,089	7,016,376
Basic and diluted net loss per non-redeemable ordinary share	$(0.84)	$(0.72)

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution which, at times may exceed the Federal Depository Insurance Coverage of $250,000. The Company has not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.

Fair Value of Financial Instruments

The Company follows the guidance in ASC Topic 820, “Fair Value Measurement”, for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

See Note 8 for additional information on assets and liabilities measured at fair value.

Public Warrants and Private Placement Warrants

The Company evaluated the Public Warrants and Private Placement Warrants (collectively, “Warrants”, which are discussed in Note 1A, Note 1B, Note 3, Note 4, Note 8 and Note 10) in accordance with ASC 815-40, “Derivatives and Hedging — Contracts in Entity’s Own Equity”, and concluded that a provision in the Warrant Agreement related to certain tender or exchange offers precludes the Warrants from being accounted for as components of equity. As the Warrants meet the definition of a derivative as contemplated in ASC 815, the Warrants are recorded as derivative liabilities on the balance sheets and measured at fair value at inception (concurrent with or shortly after the date of the IPO) and at each reporting date in accordance with ASC 820, “Fair Value Measurement”, with changes in fair value recognized in the statements of operations in the period of change.

Recently Issued Accounting Standards

Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the accompanying financial statements.

Summary of Significant Accounting Policies

NOTE 3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying unaudited condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and in accordance with the instructions to Form 10-Q and Article 8 of Regulation S-X of the Securities and Exchange Commission (the “SEC”). Certain information or footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a complete presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying unaudited condensed financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented.

The accompanying unaudited condensed financial statements should be read in conjunction with the Company’s Amendment No. 1 on Form 10-K/A for the year ended December 31, 2020 as filed with the SEC on May 6, 2021, which contains the audited financial statements (as restated) and notes thereto. The financial information as of December 31, 2020 is derived from the audited financial statements (as restated) presented in the Company’s amended Annual Report on Form 10-K/A for the year ended December 31, 2020. The interim results for the three months ended March 31, 2021 are not necessarily indicative of the results to be expected for the year ending December 31, 2021 or for any future interim periods.

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statement with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates

The preparation of the condensed financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. The Company did not have any cash equivalents as of March 31, 2021 and December 31, 2020.

Marketable Securities Held in Trust Account

At March 31, 2021 and December 31, 2020, the assets held in the Trust Account were substantially held in a money market fund holding U.S. Treasury Bills, which are classified as trading securities in accordance with the guidance in Accounting Standards Codification (“ASC”) Topic 320 “Investments — Debt and Equity Securities.”

Ordinary Shares Subject to Possible Redemption

The Company accounts for its ordinary shares subject to possible redemption in accordance with the guidance in ASC Topic 480 “Distinguishing Liabilities from Equity.” Ordinary shares subject to mandatory redemption are classified as a liability instrument and are measured at fair value. Conditionally redeemable ordinary shares (including ordinary shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, ordinary shares are classified as shareholders’ equity. The Company’s ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, ordinary shares subject to possible redemption are presented at redemption value as temporary equity, outside of the shareholders’ equity section of the Company’s condensed balance sheets.

Income Taxes

The Company accounts for income taxes under ASC 740, “Income Taxes” (“ASC 740”). ASC 740 requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statement and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized.

ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of March 31, 2021 and December 31, 2020. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

The Company is considered an exempted Cayman Islands Company and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States. As such, the Company’s tax provision was zero for the period presented.

Net Income (Loss) Per Ordinary Share

Net income (loss) per ordinary share is computed by dividing net income (loss) by the weighted average number of ordinary shares outstanding for the period. The Company applies the two-class method in calculating earnings per share. Class A ordinary shares subject to possible redemption at March 31, 2021 and December 31, 2020, which are not currently redeemable and are not redeemable at fair value, have been excluded from the calculation of basic net income (loss) per ordinary share since such shares, if redeemed, only participate in their pro rata share of the Trust Account earnings. The Company has not considered the effect of warrants sold in the Initial Public Offering and the private placements to purchase 23,125,000 ordinary shares in the calculation of diluted net income (loss) per share, since the exercise of the warrants into ordinary shares is contingent upon the occurrence of future events. As a result, diluted net income (loss) per ordinary share is the same as basic net income (loss) per ordinary share for the period presented.

Reconciliation of Net Income (Loss) Per Ordinary Share

The Company’s net income (loss) is adjusted for the portion of income that is attributable to ordinary shares subject to possible redemption, as these shares only participate in the earnings of the Trust Account and not the income or losses of the Company. Accordingly, basic and diluted net income (loss) per ordinary share is calculated as follows:

	Three Months Ended
	March 31,
	2021	2020
Redeemable ordinary shares
Numerator:
Interest income attributable to redeemable ordinary shares	$3,038	$780,199
Net income attributable to redeemable ordinary shares	$3,038	$780,199

Denominator:
Weighted average redeemable ordinary shares outstanding, basic and diluted	23,470,955	24,391,533
Basic and diluted net income per redeemable ordinary share	$0.00	$0.03

Non-redeemable ordinary shares
Numerator:
Net income (loss)	$(30,918,750)	$8,943,386
Less: Net income attributable to redeemable ordinary shares	(3,038)	(780,199)
Net income (loss) attributable to non-redeemable ordinary shares	$(30,921,788)	$8,163,187

Denominator:
Weighted average non-redeemable ordinary shares outstanding, basic and diluted	12,466,545	11,545,967
Basic and diluted net income (loss) per non-redeemable ordinary share	$(2.48)	$0.71

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution which, at times may exceed the Federal Depository Insurance Coverage of $250,000. The Company has not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.

Fair Value of Financial Instruments

The Company follows the guidance in ASC 820, “Fair Value Measurement”, for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

See Note 8 for additional information on assets and liabilities measured at fair value.

Public Warrants and Private Placement Warrants

The Company evaluated the Public Warrants and Private Placement Warrants (collectively, “Warrants”, which are discussed in Note 1, Note 3, Note 4, Note 7 and Note 8) in accordance with ASC 815-40, “Derivatives and Hedging — Contracts in Entity’s Own Equity”, and concluded that a provision in the Warrant Agreement related to certain tender or exchange offers precludes the Warrants from being accounted for as components of equity. As the Warrants meet the definition of a derivative as contemplated in ASC 815, “Derivatives and Hedging”, the Warrants are recorded as derivative liabilities on the balance sheets and measured at fair value at inception (concurrent with or shortly after the date of the IPO) and at each reporting date in accordance with ASC 820, with changes in fair value recognized in the statements of operations in the period of change.

Recently Issued Accounting Standards

Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the accompanying condensed financial statements.

NOTE 3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying financial statements are presented in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC.

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statement with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates

The preparation of the financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. The Company did not have any cash equivalents as of December 31, 2020 and 2019.

Marketable Securities Held in Trust Account

At December 31, 2020, the assets held in the Trust Account were substantially held in U.S. Treasury Securities Money Market Fund. At December 31, 2019, the assets held in the Trust Account were substantially held in U.S. Treasury Bills.

Class A Ordinary Shares Subject to Possible Redemption

The Company accounts for its Class A ordinary shares subject to possible redemption in accordance with the guidance in Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” Class A ordinary shares subject to mandatory redemption are classified as a liability instrument and are measured at fair value. Conditionally redeemable ordinary shares (including ordinary shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, ordinary shares are classified as shareholders’ equity. The Company’s Class A ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, Class A ordinary shares subject to possible redemption are presented at redemption value as temporary equity, outside of the shareholders’ equity section of the Company’s balance sheets.

Income Taxes

The Company accounts for income taxes under ASC 740, “Income Taxes” (“ASC 740”). ASC 740 requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statement and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized.

ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2020 and 2019. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

The Company is considered an exempted Cayman Islands Company and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States. As such, the Company’s tax provision was zero for the period presented.

Net Income (Loss) Per Ordinary Share

Net loss per ordinary share is computed by dividing net income (loss) by the weighted average number of ordinary shares outstanding for the period. The Company applies the two-class method in calculating earnings per share. Class A ordinary shares subject to possible redemption at December 31, 2020 and 2019, which are not currently redeemable and are not redeemable at fair value, have been excluded from the calculation of basic net loss per ordinary share since such shares, if redeemed, only participate in their pro rata share of the Trust Account earnings. The Company has not considered the effect of warrants sold in the Initial Public Offering and the private placement to purchase 23,125,000 ordinary shares in the calculation of diluted loss per share, since the exercise of the warrants into ordinary shares is contingent upon the occurrence of future events. As a result, diluted net loss per ordinary share is the same as basic net loss per ordinary share for the period presented.

Reconciliation of Net Income (Loss) Per Ordinary Share

The Company’s net income (loss) is adjusted for the portion of income that is attributable to ordinary shares subject to possible redemption, as these shares only participate in the earnings of the Trust Account and not the income or losses of the Company. Accordingly, basic and diluted loss per ordinary share is calculated as follows:

		For the Period
		from June 13,
		2019 (Inception)
	Year Ended	through
	December 31,	December 31,
	2020	2019
	(As Restated)	(As Restated)
Redeemable ordinary shares
Numerator:
Interest income attributable to redeemable ordinary shares	$1,635,750	$246,606
Net income attributable to redeemable ordinary shares	$1,635,750	$246,606

Denominator:
Weighted average redeemable ordinary shares outstanding, basic and diluted	24,958,411	3,820,067
Basic and diluted net income per redeemable ordinary share	$0.07	$0.06

Non-redeemable ordinary shares
Numerator:
Net loss	$(7,580,615)	$(4,779,782)
Less: Net income attributable to redeemable ordinary shares	(1,635,750)	(246,606)
Net loss attributable to non-redeemable ordinary shares	$(9,216,365)	$(5,026,389)

Denominator:
Weighted average non-redeemable ordinary shares outstanding, basic and diluted	10,979,089	7,016,376
Basic and diluted net loss per non-redeemable ordinary share	$(0.84)	$(0.72)

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution which, at times may exceed the Federal Depository Insurance Coverage of $250,000. The Company has not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.

Fair Value of Financial Instruments

The Company follows the guidance in ASC Topic 820, “Fair Value Measurement”, for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

See Note 8 for additional information on assets and liabilities measured at fair value.

Public Warrants and Private Placement Warrants

The Company evaluated the Public Warrants and Private Placement Warrants (collectively, “Warrants”, which are discussed in Note 1A, Note 1B, Note 3, Note 4, Note 8 and Note 10) in accordance with ASC 815-40, “Derivatives and Hedging — Contracts in Entity’s Own Equity”, and concluded that a provision in the Warrant Agreement related to certain tender or exchange offers precludes the Warrants from being accounted for as components of equity. As the Warrants meet the definition of a derivative as contemplated in ASC 815, the Warrants are recorded as derivative liabilities on the balance sheets and measured at fair value at inception (concurrent with or shortly after the date of the IPO) and at each reporting date in accordance with ASC 820, “Fair Value Measurement”, with changes in fair value recognized in the statements of operations in the period of change.

Recently Issued Accounting Standards

Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the accompanying financial statements.